INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net loss before provision for income taxes	$ 196,657,000	$ 166,000	$ 110,000
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 49,164,000	$ 42,000	$ 27,000
Impairment of goodwill	$ (35,914,000)
Reversal of taxable deemed interest income from inter-company interest-free loans	1354.00%
Fair value change on warrants	500.00%
Non-deductible loss and SBC expenses not deductible for tax purposes	$ (13,262,000)
Effect of income tax rate differences in jurisdictions other than the PRC	$ (437,000)
NOL not applicable for carryforward	(193.00%)	(56.00%)	(1.00%)
Changes in valuation allowance	$ (483)	$ 14	$ (26)
Income tax benefit	$ 729,000	$ 0	$ 0
Effective tax rates	0.38%